                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9-30-03
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Check here if Amendment: |x|; Amendment Number:
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This Amendment (Check only one): |x| is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Delta Partners LLC
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Address: One International Place Suite 2401
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Boston MA 02110
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Form 13F File Number: 28-10018
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Camillone
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Title: Client Service Rep.
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Phone: 212-251-3117
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Signature, Place, and Date of Signing:

Paul Camillone                     NY, NY                       11-13-03
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    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
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[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2
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Form 13F Information Table Entry Total: 60
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Form 13F Information Table Value Total: $317,945,186
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
  1       28-10513                      Chris Argyrople
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  2       28-10514                      Charles Jobson
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[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                   INVESTMENT DESCRIPTION
                     TITLE                                                       SHARED                 VOTING AUTHORITY
NAME OF ISSUER     OF CLASS   CUSIP          FMV        SHARES       SOLE SHARED  OTHER   MANAGERS    SOLE       SHARED   OTHER
                                                                     (A)   (B)     (C)                (A)         (B)      (C)

TAG-IT PACIFIC INC    OTC EQ   9062874   $3,318,000    700,000   N   X                     1,2         700,000
HYPERCOM CORP RSTD    OTC EQ   5N74316   $5,582,061  1,245,000   N   X                     1,2       1,245,000
ON ASSIGNMENT INC     OTC EQ 682159108   $5,967,625  1,130,232   N   X                     1,2       1,130,232
ACCESS WORLDWIDE
 COMMUNICA            OTC EQ   4319109      $70,054     79,157   N   X                     1,2          79,157
BELL MICROPRODUCTS
 INC                  OTC EQ  78137106      $65,100     10,000   N   X                     1,2          10,000
BEMA GOLD CORP        COMMON 08135F107   $3,707,955  1,454,100   N   X                     1,2       1,454,100
BOYD GAMING CORP      COMMON 103304101  $18,255,538  1,196,300   N   X                     1,2       1,196,300
CONCURRENT
 COMPUTER CORP N      OTC EQ 206710204   $2,949,261    778,169   N   X                     1,2         778,169
CHESAPEAKE ENERGY
 CORP                 COMMON 165167107   $9,555,392    886,400   N   X                     1,2         886,400
CHATTEM INC           OTC EQ 162456107     $692,500     50,000   N   X                     1,2          50,000
CIENA CORP            OTC EQ 171779101     $132,155     22,552   N   X                     1,2          22,552
CLEAN HARBORS INC     OTC EQ 184496107     $206,125     48,500   N   X                     1,2          48,500
CORRPRO COMPANIES
 INC                  COMMON 220317101   $1,254,240    696,800   N   X                     1,2         696,800
CEPHEID               OTC EQ 15670R107      $82,720     17,600   N   X                     1,2          17,600
AMERICAS CAR
 MART INC             OTC EQ 03062T105   $5,529,352    185,300   N   X                     1,2         185,300
CARRIAGE SVCS
 CAP TR TERM          PREFER 14444T309   $1,250,000     50,000   N   X                     1,2          50,000
CYBEX INTERNATIONAL
 INC                  COMMON 23252E106     $224,120    172,400   N   X                     1,2         172,400
DEL LABORATORIES INC  COMMON 245091103   $4,463,641    158,005   N   X                     1,2         158,005
DAN RIVER INC-DA
 CL A                 COMMON 235774106   $1,735,074    876,300   N   X                     1,2         876,300
FIRST CASH FINANCIAL
 SERVI                OTC EQ 31942D107  $14,974,004    739,457   N   X                     1,2         739,457
GAMETECH
 INTERNATIONAL
 INC                  OTC EQ 36466D102   $2,965,125    988,375   N   X                     1,2         988,375
GLOBESPAN VIRATA INC  OTC EQ 37957V106     $872,140    120,795   N   X                     1,2         120,795
HCA INC               COMMON 404119109  $15,267,412    414,200   N   X                     1,2         414,200
HYPERCOM CORP         COMMON 44913M105   $6,710,550  1,245,000   N   X                     1,2       1,245,000
INTERLAND INC
 MINN                 OTC EQ 458727203     $309,192     40,207   N   X                     1,2          40,207
JACK IN THE
 BOX INC              COMMON 466367109   $1,421,472     79,858   N   X                     1,2          79,858
KEY ENERGY
 GROUP INC            COMMON 492914106   $7,138,105    739,700   N   X                     1,2         739,700
KINROSS GOLD
 CORP                 COMMON 496902206   $1,736,688    232,800   N   X                     1,2         232,800
LABRANCHE &
 CO INC               COMMON 505447102   $2,138,900    146,500   N   X                     1,2         146,500
MEADE INSTRUMENTS
 CORP                 OTC EQ 583062104     $690,528    213,126   N   X                     1,2         213,126
MAGNUM PETROLEUM
 INC NEW              COMMON 55972F203   $1,170,535    146,500   N   X                     1,2         146,500
MIKOHN GAMING CORP    OTC EQ 59862K108   $5,424,647  1,012,061   N   X                     1,2       1,012,061
MIPS TECHNOLOGIES
 INC                  OTC EQ 604567107     $239,452     58,403   N   X                     1,2          58,403
NEWPARK RESOURCES
 INC NEW              COMMON 651718504   $1,072,420    249,400   N   X                     1,2         249,400
NBTY INC              COMMON 628782104  $20,186,542    864,520   N   X                     1,2         864,520
OPINION RESEARCH
 CORP                 OTC EQ 683755102     $150,213     24,625   N   X                     1,2          24,625
PINNACLE SYSTEMS
 INC                  OTC EQ 723481107     $418,500     50,000   N   X                     1,2          50,000
PRIDE INTERNATIONAL
 INC                  COMMON 74153Q102   $7,652,925    451,500   N   X                     1,2         451,500
PLACER DOME INC       COMMON 725906101   $7,081,250    515,000   N   X                     1,2         515,000
PEDIATRIX MEDICAL
 GROUP IN             COMMON 705324101  $32,879,700    714,000   N   X                     1,2         714,000
PATHMARK STORES
 INC                  OTC EQ 70322A101     $450,959     64,700   N   X                     1,2          64,700
PLAINS EXPLORATION
 AND                  COMMON 726505100   $3,830,784    307,200   N   X                     1,2         307,200
QUAKER FABRIC
 CORP NEW             OTC EQ 747399103   $4,606,805    679,570   N   X                     1,2         679,570
RENT WAY INC          COMMON 76009U104   $3,406,191    634,300   N   X                     1,2         634,300
SEACHANGE
 INTERNATIONAL IN     OTC EQ 811699107  $13,641,266  1,092,175   N   X                     1,2       1,092,175
SWIFT ENERGY CO       COMMON 870738101   $3,700,489    262,260   N   X                     1,2         262,260
SILGAN HOLDINGS
 INC                  OTC EQ 827048109  $11,664,288    364,509   N   X                     1,2         364,509
POORE BROTHERS INC    OTC EQ 732813100     $189,600     39,500   N   X                     1,2          39,500
SONIC SOLUTIONS       OTC EQ 835460106  $11,606,221    832,584   N   X                     1,2         832,584
SONUS NETWORKS INC    OTC EQ 835916107     $318,977     46,035   N   X                     1,2          46,035
SCIQUEST              OTC EQ 80908Q404     $356,174     80,039   N   X                     1,2          80,039
SYKES ENTERPRISES
 INC                  OTC EQ 871237103   $4,919,845    743,179   N   X                     1,2         743,179
CALL TENET HEALTH
 JAN 25               CALL O 88033X5AE      $68,000    160,000   C   X                     1,2         160,000
P T TELEKOMUNIKASI    COMMON 715684106  $10,443,306    766,200   N   X                     1,2         766,200
TRIAD HOSPITAL INC    COMMON 89579K109  $25,120,288    829,600   N   X                     1,2         829,600
TROVER SOLUTIONS
 INC                  OTC EQ 897249108   $1,313,494    186,100   N   X                     1,2         186,100
TRANS WORLD
 ENTERTAINMENT        OTC EQ 89336Q100   $2,834,605    501,700   N   X                     1,2         501,700
UNIFI INC             COMMON 904677101   $6,728,160  1,401,700   N   X                     1,2       1,401,700
WHEATON RIVER
 MINERALS LTD         COMMON 962902102   $7,593,200  3,796,600   N   X                     1,2       3,796,600
XTO ENERGY INC        COMMON 98385X106   $9,611,321    457,900   N   X                     1,2         457,900
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                                       $317,945,186
